UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottesville, VA            November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        15

Form 13F Information Table Value Total:  $915,181
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name

1.    028-06345                 Peninsula Investment Partners, LP
2.    028-10690                 Peninsula Capital Appreciation, LLC


                                                     FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2      COLUMN 3   COLUMN 4    COLUMN 5             COLUMN 6   COLUMN 7         COLUMN 8

                                                           VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP     (X$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
AIRTRAN HLDGS INC                 COM        00949P108      8,505   3,500,000  SH           SHARED      1,2    3,500,000
CINCINNATI BELL INC NEW           COM        171871106     19,945   6,454,653  SH           SHARED      1,2    6,454,653
COGENT COMM GROUP INC           COM NEW      19239V302     30,880   4,000,000  SH           SHARED      1,2    4,000,000
DAVITA INC                        COM        23918K108    234,881   4,120,000  SH           SHARED      1,2    4,120,000
DISH NETWORK CORP                 CL A       25470M109     74,151   3,531,000  SH           SHARED      1,2    3,531,000
ECHOSTAR CORP                     CL A       278768106     28,920   1,200,000  SH           SHARED      1,2    1,200,000
FIBERTOWER CORP                   COM        31567R100      8,142   5,900,000  SH           SHARED      1,2    5,900,000
GENERAL ELECTRIC CO               COM        369604103    255,000  10,000,000  SH  CALL     SHARED      1,2   10,000,000
LIBERTY MEDIA CORP NEW       ENT COM SER A   53071M500     37,455   1,500,000  SH           SHARED      1,2    1,500,000
NORTHWEST AIRLS CORP              COM        667280408      2,709     300,000  SH           SHARED      1,2      300,000
SUNCOR ENERGY INC                 COM        867229106      4,214     100,000  SH           SHARED      1,2      100,000
TIVO INC                          COM        888706108      5,124     700,000  SH           SHARED      1,2      700,000
U S AIRWAYS GROUP INC             COM        90341W108      7,839   1,300,000  SH           SHARED      1,2    1,300,000
VALASSIS COMMUNICATIONS INC       COM        918866104     34,640   4,000,000  SH           SHARED      1,2    4,000,000
GRACE W R & CO DEL NEW            COM        38388F108    162,776  10,765,600  SH           SHARED      1,2   10,765,600


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